Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: September 12, 2013

DATES
Collection Period	6
Collection Period Beginning Date	8/01/2013
Collection Period Ending Date	8/31/2013
Payment Date	9/16/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	10.6%	$45,778,679.69	$13,288,160.56	$32,490,519.13
Class A-2 Notes	35.9%	$155,000,000.00	$0.00	$155,000,000.00
Class A-3 Notes	36.4%	$157,000,000.00	$0.00	$157,000,000.00
Class A-4 Notes	12.8%	$55,250,000.00	$0.00	$55,250,000.00
Class B Notes	2.3%	$10,000,000.00	$0.00	$10,000,000.00
Class C Notes	2.0%	$8,754,000.00	$0.00	$8,754,000.00

Total Securities	100.0%	$431,782,679.69	$13,288,160.56	$418,494,519.13

Overcollateralization		$2,000,016.00		$2,000,016.00
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance		$433,782,695.69		$420,494,535.13

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$45,778,679.69	$8,952.28
Class A-2 Notes	0.45000%	$155,000,000.00	$58,125.00
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,083.33
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$431,782,679.69	$207,876.82

II AVAILABLE FUNDS

Interest Collections	$930,313.45
Principal Collections (Including Repurchases)	$13,288,160.56
Liquidation Proceeds	($225.00)
Investment Earnings (to be remitted to servicer with servicing fees)	$63.37

Total Collections	$14,218,312.38
Reserve Account Draw Amount	$0.00

Total Available Funds	$14,218,312.38

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$361,548.95	$361,548.95	$0.00
Class A-1 Notes	$8,952.28	$8,952.28	$0.00
Class A-2 Notes	$58,125.00	$58,125.00	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$2,534,144.56	$2,534,144.56	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$2,000,016.00	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$360,726.05	$360,726.05	$0.00

	$14,218,312.38	$14,218,312.38

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$2,534,144.56
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$2,000,016.00

Total	$13,288,160.56

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: September 12, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$420,494,535.00
Number of Receivables Outstanding	22,315
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	53.13

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$2,000,016.00
Ending Period Overcollateralization Amount	$2,000,016.00

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	($225.00)

Net Losses for Collection Period	$225.00
Cumulative Losses (net of recoveries) for All Collection Periods	$1,015.00
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00020%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	5	$67,602.42
As % of Ending Pool Balance		0.016%
Receivables 60-89 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%
Receivables 90 - 119 Days Delinquent	1	$15,839.87
As % of Ending Pool Balance		0.004%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	6	$83,422.29
As % of Ending Pool Balance		0.020%
Total Repossession	1	$22,621.09